Capital Commitments and Contingent Liabilities - Additional Information (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Commitments And Contingent Liabilities [Abstract]
Capital commitments	£ 0	£ 0	£ 0